WM Variable Trust
Supplement dated July 26, 2005 to the
Prospectus dated May 2, 2005

Information presented on pages 49 and 50 regarding management of the Equity Income Fund and the REIT Fund is replaced by the following:
Randall L. Yoakum, CFA, Senior Vice President and Chief Investment Strategist of WM Advisors, will assume primary responsibility for the day-to-day management of the Equity Income Fund as of August 1, 2005. Please see the current Prospectus for biographical information.
David W. Simpson, CFA, Vice President and Senior Portfolio Manager of WM Advisors, will assume primary responsibility for the day-to-day management of the REIT Fund as of August 1, 2005.
Please see the current Prospectus for biographical information.
Information presented on page 49 related to Salomon Brothers Asset Management, Inc, (“Salomon”), a sub-advisor of the Growth Fund, is supplemented by the following:
On June 24, 2005, Citigroup Inc. (“Citigroup”) announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).
As part of this transaction, Salomon, currently an indirect wholly owned subsidiary of Citigroup, will become an indirect wholly owned subsidiary of Legg Mason.
The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of other conditions, Citigroup expects the transaction to be completed later this year.
Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the Fund’s investment sub-advisory contract with Salomon. Therefore, the Fund’s Trustees will be asked to approve a new sub-advisory contract. If approved by the Trustees, the new sub-advisory contract will be presented to the shareholders of the Fund for their approval. In the event that the transaction is abandoned, or the Trustees or Fund shareholders fail to approve a new sub-advisory contract, the Prospectus will be further supplemented.
Information presented on page 51 related to Delaware Management Company, a sub-advisor of the Small Cap Growth Fund, is supplemented by the following:
In July 2005, Rudy D. Torrijos, III, joined the team of portfolio managers at Delaware Management Company. He spent the prior two years as a technology analyst at Fiduciary Trust Co., International. Prior to that, he worked for Neuberger Berman Growth Group as a fund manager.
PLEASE RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.
WMVTSUPP 7/05

WM Variable Trust
Strategic Asset Management Portfolios
Supplement dated July 26, 2005 to the
Prospectus dated May 2, 2005

Information presented on pages 36 and 37 regarding management of the Equity Income Fund and the REIT Fund is replaced by the following:
Randall L. Yoakum, CFA, Senior Vice President and Chief Investment Strategist of WM Advisors, will assume primary responsibility for the day-to-day management of the Equity Income Fund as of August 1, 2005. Please see the current Prospectus for biographical information.
David W. Simpson, CFA, Vice President and Senior Portfolio Manager of WM Advisors, will assume primary responsibility for the day-to-day management of the REIT Fund as of August 1, 2005.
Please see the current Prospectus for biographical information.
Information presented on pages 36 related to Salomon Brothers Asset Management, Inc, (“Salomon”), a sub-advisor of the Growth Fund, is supplemented by the following:
On June 24, 2005, Citigroup Inc. (“Citigroup”) announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).
As part of this transaction, Salomon, currently an indirect wholly owned subsidiary of Citigroup, will become an indirect wholly owned subsidiary of Legg Mason.
The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of other conditions, Citigroup expects the transaction to be completed later this year.
Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the Fund’s investment sub-advisory contract with Salomon. Therefore, the Fund’s Trustees will be asked to approve a new sub-advisory contract. If approved by the Trustees, the new sub-advisory contract will be presented to the shareholders of the Fund for their approval. In the event that the transaction is abandoned, or the Trustees or Fund shareholders fail to approve a new sub-advisory contract, the Prospectus will be further supplemented.
Information presented on page 38 related to Delaware Management Company, a sub-advisor of the Small Cap Growth Fund, is supplemented by the following:
In July 2005, Rudy D. Torrijos, III, joined the team of portfolio managers at Delaware Management Company. He spent the prior two years as a technology analyst at Fiduciary Trust Co., International. Prior to that, he worked for Neuberger Berman Growth Group as a fund manager.
PLEASE RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.
WMVTSAMSUPP 7/05